Loans Measured at Amortized Cost - Summary of Changes in Deferred Loan Origination Fees and Costs (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		₩ 716,327	₩ 728,270
Increase		418,884	527,072
Decrease		(457,516)	(504,372)
Business combination			(38,741)
Others		(3,626)	4,098
Ending		674,069	716,327
Deferred loan origination costs
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		769,547	741,683
Increase		463,460	555,389
Decrease		(488,404)	(536,901)
Business combination			9,376
Others		(4)	0
Ending		744,599	769,547
Deferred loan origination costs - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		673,957	645,305
Increase		418,732	502,044
Decrease		(424,785)	(473,392)
Business combination			0
Others		0	0
Ending		667,904	673,957
Deferred loan origination costs - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	[1]	95,590	96,378
Increase	[1]	44,728	53,345
Decrease	[1]	(63,619)	(63,509)
Business combination	[1]		9,376
Others	[1]	(4)	0
Ending	[1]	76,695	95,590
Deferred loan origination fees
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		53,220	13,413
Increase		44,576	28,317
Decrease		(30,888)	(32,529)
Business combination			48,117
Others		3,622	(4,098)
Ending		70,530	53,220
Deferred loan origination fees - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		9,148	8,600
Increase		11,909	6,681
Decrease		(3,556)	(6,133)
Business combination			0
Others		0	0
Ending		17,501	9,148
Deferred loan origination fees - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	[2]	44,072	4,813
Increase	[2]	32,667	21,636
Decrease	[2]	(27,332)	(26,396)
Business combination	[2]		48,117
Others	[2]	3,622	(4,098)
Ending	[2]	₩ 53,029	₩ 44,072

[1]	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
[2]	Includes deferred loan origination fees related to loans in foreign currencies executed by PT Bank KB Bukopin Tbk and PRASAC Microfinance Institution Plc.